SIGNIFICANT ACCOUNTING POLICIES, Consolidation (Details) - ARS ($) $ in Thousands		12 Months Ended
	Dec. 29, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Associates [Abstract]
Cash dividend paid		$ 0	$ 24	$ 20,057,994
Telcosur [Member]
Subsidiary [Abstract]
Company		Telcosur
Country		Argentina
Closing date		December 31
Main activity		Telecommunication Services
Telcosur [Member] | Direct [Member]
Subsidiary [Abstract]
Shareholding and voting		99.98%
Telcosur [Member] | Indirect [Member]
Subsidiary [Abstract]
Shareholding and voting		0.00%
CTG [Member]
Subsidiary [Abstract]
Company		CTG
Country		Argentina
Closing date		December 31
Main activity		Electricity related services
CTG [Member] | Direct [Member]
Subsidiary [Abstract]
Shareholding and voting		100.00%
CTG [Member] | Indirect [Member]
Subsidiary [Abstract]
Shareholding and voting		0.00%
TGSLatam [Member]
Subsidiary [Abstract]
Company		TGSLatam
Country		Bolivia
Closing date		December 31
Main activity		Hydrocarbons and Electrical power related services
TGSLatam [Member] | Direct [Member]
Subsidiary [Abstract]
Shareholding and voting		80.00%
TGSLatam [Member] | Indirect [Member]
Subsidiary [Abstract]
Shareholding and voting		100.00%
TGU [Member]
Associates [Abstract]
Company		TGU
Shareholding and voting		49.00%
Country		Uruguay
Main activity		Pipeline maintenance
Closing date		December 31
EGS [Member]
Associates [Abstract]
Company		EGS (“in liquidation”)
Shareholding and voting		49.00%
Country		Argentina
Main activity		Pipeline exploitation and construction
Closing date		December 31
Link [Member]
Associates [Abstract]
Company		Link
Shareholding and voting		49.00%
Country		Argentina
Main activity		Pipeline exploitation and construction
Closing date		December 31
Cash dividend paid	$ 181,984